Intangible and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Intangible and other assets
Total intangibles - subject to amortization	$ 50,358	$ 51,991
Total intangibles-not subject to amortization, Carrying Amount	83,610	83,659
Total other assets, Gross Amount	92,218	96,372
Total intangible and other assets, Carrying Amount	226,186	232,022
Total intangibles-subject to amortization, Accumulated Amortization	23,501	18,885
Total other assets, Accumulated Amortization	28,321	24,805
Total intangible and other assets, Accumulated Amortization	51,822	43,690
Total intangible and other assets-net	174,364	188,332
Minimum
Intangible and other assets
Useful Lives	3 years
Maximum
Intangible and other assets
Useful Lives	20 years
Key money deposits
Intangible and other assets
Total other assets, Gross Amount	31,892	35,535
Total other assets, Accumulated Amortization	18,661	17,038
Key money deposits | Minimum
Intangible and other assets
Amortization period based on initial lease term	4 years
Key money deposits | Maximum
Intangible and other assets
Amortization period based on initial lease term	18 years
Other deposits
Intangible and other assets
Total other assets, Gross Amount	21,854	22,574
Deferred compensation plan assets
Intangible and other assets
Total other assets, Gross Amount	2,477	2,360
Deferred tax asset-net
Intangible and other assets
Total other assets, Gross Amount	8,583	10,044
Restricted cash
Intangible and other assets
Total other assets, Gross Amount	575	752
Shop-in-shop
Intangible and other assets
Total other assets, Gross Amount	16,333	16,334
Total other assets, Accumulated Amortization	9,660	7,767
Interest rate swap
Intangible and other assets
Total other assets, Gross Amount	1,724	4,307
Forward contracts
Intangible and other assets
Total other assets, Gross Amount	1,802	219
Other assets
Intangible and other assets
Total other assets, Gross Amount	6,978	4,247
Trademarks
Intangible and other assets
Total intangibles - subject to amortization	4,174	4,175
Total intangibles-subject to amortization, Accumulated Amortization	2,950	2,695
Useful Lives	10 years
Customer lists
Intangible and other assets
Total intangibles - subject to amortization	41,703	43,367
Total intangibles-subject to amortization, Accumulated Amortization	17,457	14,065
Customer lists | Minimum
Intangible and other assets
Useful Lives	5 years
Customer lists | Maximum
Intangible and other assets
Useful Lives	10 years
Patents
Intangible and other assets
Total intangibles - subject to amortization	2,273	2,273
Total intangibles-subject to amortization, Accumulated Amortization	1,902	1,360
Patents | Minimum
Intangible and other assets
Useful Lives	3 years
Patents | Maximum
Intangible and other assets
Useful Lives	20 years
Noncompete agreement
Intangible and other assets
Total intangibles - subject to amortization	1,855	1,913
Total intangibles-subject to amortization, Accumulated Amortization	851	558
Useful Lives	6 years
Other
Intangible and other assets
Total intangibles - subject to amortization	353	263
Total intangibles-subject to amortization, Accumulated Amortization	$ 341	$ 207
Useful Lives	20 years
Other | Minimum
Intangible and other assets
Useful Lives	7 years